UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      May 31

Date of reporting period:     May 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
High Income Fund

5.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

Trustees & officers
page 30

For more information
page 33


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks high
current income by
normally investing
at least 80% of its
assets in U.S. and
foreign bonds and
other debt securities
rated BBB/Baa or
lower and their
unrated equivalents.

Over the last twelve months

* High yield bonds posted solid gains, although they encountered some difficulties during the first five months of 2005.

* Emerging-market bonds performed quite well in response to rising investor confidence in the fiscal and economic conditions in various countries.

* The Fund benefited from its stake in emerging-market bonds, but lagged its peers due to its focus on high-quality, high yield bonds.

[Bar chart with heading "John Hancock High Income Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 10% at the top. The first bar represents the 8.04% total return for Class A shares. The second bar represents the 7.29% total return for Class B shares. The third bar represents the 7.29% total return for Class C shares and the fourth bar represents the 8.43% total return for Class I shares. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 issuers

 3.4%   Republic of Colombia
 2.8%   Chesapeake Energy Corp.
 2.6%   Mohegan Tribal Gaming Auth.
 2.5%   MSW Energy Holdings LLC
 2.2%   Empresa Nacional de Electricidad S.A.
 2.1%   Federal Republic of Brazil
 2.1%   Stone Container Corp.
 2.0%   MDP Acquisitions Plc
 1.9%   Owens-Brockway Glass Container, Inc.
 1.9%   Braskem S.A.

As a percentage of net assets on May 31, 2005.

BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
High Income Fund

High yield bonds extended their multi-year rally during the 12-month period ended May 31, 2005, although that rally started to exhibit some signs of aging in the final weeks of the period. A combination of growing confidence about the economy's health, still-low interest rates and improving corporate balance sheets fueled strong demand from both individual and institutional investors. Robust demand, in turn, led to solid gains for high yield bond prices and declining yields from June 2004 through the dawn of 2005. But in the first five months of 2005, high yield bonds were met with more resistance. Investors began to unload some of their high yield holdings as they became increasingly worried about the impact of a weaker economy on the more speculative, highly leveraged companies that account for a meaningful portion of the high yield sector. Another factor weighing on high yield bond prices was the early-May decision by the rating agency Standard & Poor's, Inc. to downgrade to a below-investment-grade rating the bonds of Ford and General Motors, a development that created supply concerns for high yield investors.

"High yield bonds extended their
 multi-year rally during the
 12-month period ended May 31,
 2005, although the rally started
 to exhibit some signs of aging in
 the final weeks of the period."

High-yielding bonds issued by emerging markets -- another area of emphasis for the portfolio -- posted strong returns during the period. As a group, emerging-market bonds were helped by rising commodity prices, strong global economic growth and a long period of low interest rates that fanned investor demand for higher-yielding securities. Additionally, fiscal and political conditions in many countries were viewed as turning more positive, which bondholders viewed favorably. In particular, major ex port ers of raw materials -- specifically Latin American countries -- enjoyed very strong economic results, as global commodity prices rose, helping to boost the government bonds issued in those countries. Low international interest rates enabled high yield companies in emerging markets and elsewhere to more easily finance growth, restructure balance sheets and attract foreign investors.

[Photos of Fred Cavanaugh and Dan Janis flush right next to first paragraph.]

Fund performance

For the 12 months ended May 31, 2005, John Hancock High Income Fund's Class A, Class B, Class C and Class I shares posted total returns of 8.04%, 7.29%, 7.29% and 8.43%, respectively, at net asset value. This compared with the 8.60% return of the average high current yield fund, according to Lipper, Inc.1 and the 10.20% return of the Merrill Lynch High Yield Master II Index. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

"Our emerging-market government
 and corporate holdings ...were
 among our best-performing
 holdings for the year."

Fund performance explained

The primary reason for the Fund's modest underperformance compared with its Lipper peer group average and the Merrill Lynch index was our ongoing focus on the higher-quality segments of the below-investment-grade bond market. As we mentioned, the performance of lower quality high yield bonds outpaced their higher-quality counterparts throughout the past year as a still-low interest rate environment and mostly improving economic conditions prompted more investors to seek out riskier securities. Although our emphasis on higher-quality securities hurt us throughout much of the past year, we remained committed to that approach because of valuation and credit-quality concerns associated with most lower-quality issues. High yield bonds usually carry large yields relative to "safer" securities, such as Treasury bonds, in order to attract investors and compensate for their higher credit risks. But as the high yield market rallied and the lower-quality tiers of the market rallied the most, the yield spread narrowed to a near-historic level, and we didn't feel that investors were being adequately compensated for taking on additional credit risk associated with the lowest-quality securities.

Leaders and laggards

Our emerging-market government and corporate holdings -- particularly those from Mexico and Brazil -- were among our best-performing holdings for the year. Mexican high yield bonds were lifted by the decision of various credit rating agencies to upgrade the country's debt to investment grade following improvements in the country's economic picture, low inflation and better debt management. Our holdings in the government debt of Brazil, South America's largest country, also performed quite well, as the outlook for the bonds was upgraded in recognition of the country's tighter fiscal policy, current-account surplus and accelerating economy.

[Table at top left-hand side of page entitled "Quality distribution 2." The first listing is AAA-15%, the second is A-2%, the third BBB-12%, the fourth is BB-27%, the fifth is B-37% and the sixth is CCC & C-5%.]

Among our high yield corporate bond holdings, there were a number of strong performers. Our holdings in Empresa Nacional de Electricidad, owner of the largest privately owned electricity generation in Chile, moved higher because restrictions in natural gas from Argentina drove electricity prices up, including the hydroelectric power generated by Empresa Nacional. Cable operator TCI Communications, Inc. also performed quite well, buoyed by strong operating performance.

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into three sections (from top to left): Corporate bonds 74%, Short-term investments & other 17% and Foreign government bonds 9%.]

On the flip side, Charter Communications underperformed during the period as the cable company's basic subscriber losses continued to mount. Also weighing on the prices of the bonds were significant changes in the company's management team. Despite its recent disappointing performance, we continued to maintain our stake in Charter because we believe that its cable assets currently are underappreciated and undervalued by Wall

Street. Another disappointment was MDP Acquisitions, a European maker of boxes and related packaging materials, which suffered from eroding profit margins due to rising costs.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Emerging-market bonds followed by an up arrow with the phrase "Strong demand for high-yielding foreign securities." The second listing is Empresa Nacional de Electricidad followed by an up arrow with the phrase "Company's financials benefit from rising demand for hydroelectric power." The third listing is Charter Communications followed by a down arrow with the phrase "Subscriber losses + management turnover fuel investor concerns."]

"...we plan to maintain our conserva
 tive approach to the high yield sector
 by emphasizing the higher-quality
 tiers of the market..."

Outlook

From a macroeconomic standpoint, our outlook calls for continued moderation in global economic growth and rising U.S. interest rates, both of which could present problems for high yield bonds given their current lofty valuations. As a result, we plan to maintain our conservative approach to the high yield sector by emphasizing the higher-quality tiers of the market and remaining patient for opportunities that offer both attractive value and potential for credit improvement to emerge. We expect that emerging-market bonds will continue to play a role in our strategy given their attractive valuations relative to high yield bonds.

[Table at bottom right-hand side of page entitled "Top 10 countries 2." The first listing is United States - 69%, the second is Chile - 5%, the third is Mexico - 4%, the fourth is Brazil - 4%, the fifth is Columbia - 3%, the sixth is Canada - 2%, the seventh is Ireland - 2%, the eighth is Panama-2%, the ninth is Supranational - 2% and the ninth is Bermuda - 2%.]

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in high yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on May 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
May 31, 2005

                              Class A      Class B      Class C      Class I 1
Inception date                 3-1-01       3-1-01       3-1-01       3-1-01

Average annual returns with maximum sales charge (POP)
One year                         3.18%        2.29%        6.29%        8.43%
Since inception                  6.23         6.28         6.66         7.73

Cumulative total returns with maximum sales charge (POP)
One year                         3.18         2.29         6.29         8.43
Since inception                 29.27        29.53        31.52        37.20

SEC 30-day yield as of May 31, 2005
                                 5.30         4.85         4.85         5.90

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Merrill Lynch High Yield Master II Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock High Income Fund, before sales charge, and is equal to $13,535 as of May 31, 2005. The second line represents the Index and is equal to $13,384 as of May 31, 2005. The third line represents the same hypothetical $10,000 investment made in the John Hancock High Income Fund, after sales charge, and is equal to $12,927 as of May 31, 2005.]

                                    Class B      Class C 1    Class I 2
Period beginning                     3-1-01       3-1-01       3-1-01
Without sales charge                $13,152      $13,152      $13,720
With maximum sales charge            12,953       13,152       13,720
Index                                13,384       13,384       13,384

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of May 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch High Yield Master II Index is an index composed of U.S. currency high yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005.

Account value                          Expenses paid
$1,000.00         Ending value         during period
on 11-30-04         on 5-31-05         ended 5-31-05 1

Class A              $1,011.40                 $6.54
Class B               1,007.90                 10.04
Class C               1,007.90                 10.04
Class I               1,013.20                  4.78

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                          Expenses paid
$1,000.00         Ending value         during period
on 11-30-04         on 5-31-05         ended 5-31-05 1

Class A              $1,018.40                 $6.56
Class B               1,014.90                 10.07
Class C               1,014.90                 10.07
Class I               1,020.19                  4.79

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.31%, 2.01%, 2.01% and 0.95% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

This schedule is divided into two main categories: bonds and short-term investments. Bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

Securities owned
by the Fund on
May 31, 2005


                                                     Interest      Maturity      Credit     Par value
Issuer, description                                      rate      date          rating (A)     (000)           Value
Bonds 83.47%                                                                                              $20,366,256
(Cost $19,557,323)

Aluminum 1.00%                                                                                                245,000
Novelis, Inc.,
Sr Note (Canada) (S)                                    7.250%     02-15-15      B               $250         245,000

Apparel Retail 1.27%                                                                                          310,500
Oxford Industries, Inc.,
Sr Note                                                 8.875      06-01-11      B                300         310,500

Broadcasting & Cable TV 10.59%                                                                              2,583,132
Allbritton Communications Co.,
Sr Sub Note                                             7.750      12-15-12      B-               350         343,000
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp.,
Sr Note                                                10.750      10-01-09      CCC-             400         310,000
CSC Holdings, Inc.,
Sr Sub Deb                                             10.500      05-15-16      B+               250         273,750
DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc.,
Sr Note                                                 8.375      03-15-13      BB-              156         172,770
Innova S. de R.L.,
Note (Mexico)                                           9.375      09-19-13      B+               315         349,650
Sinclair Broadcast Group, Inc.,
Sr Sub Note                                             8.000      03-15-12      B                400         415,000
TCI Communications, Inc.,
Sr Deb                                                  7.875      08-01-13      BBB              300         356,892
XM Satellite Radio, Inc.,
Sr Sec Note                                            12.000      06-15-10      CCC+             324         362,070

Building Products 1.00%                                                                                       243,034
Celulosa Arauco y Constitucion S.A.,
Note (Chile)                                            5.125      07-09-13      BBB+             250         243,034

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                     Interest      Maturity      Credit     Par value
Issuer, description                                      rate      date          rating (A)     (000)           Value
Casinos & Gaming 12.58%                                                                                    $3,070,902
Chukchansi Economic Development Auth.,
Sr Note (G)(S)                                         14.500%     06-15-09      Caa1            $350         427,000
Isle of Capri Casinos,Inc.,
Sr Sub Note                                             9.000      03-15-12      B                200         216,000
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note                                        11.875      02-01-09      B                250         268,750
Mandalay Resort Group,
Sr Sub Note                                             9.375      02-15-10      BB-               50          55,687
Mohegan Tribal Gaming Auth.,
Sr Sub Note                                             8.000      04-01-12      B+               250         268,125
Sr Sub Note                                             7.125      08-15-14      B+               100         102,125
Sr Sub Note                                             6.375      07-15-09      B+               250         253,125
MTR Gaming Group, Inc.,
Sr Note Ser B                                           9.750      04-01-10      B+               350         379,750
Penn National Gaming, Inc.,
Sr Sub Note (S)                                         6.750      03-01-15      B                100          97,500
Premier Entertainment Biloxi,
1st Mtg Note                                           10.750      02-01-12      B-               250         247,500
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)                                   8.875      08-15-11      B                 60          64,200
Turning Stone Casino Resort Enterprise,
Sr Note (S)                                             9.125      12-15-10      B+               300         312,000
Waterford Gaming LLC,
Sr Note (S)                                             8.625      09-15-12      B+               356         379,140

Commodity Chemicals 1.91%                                                                                     466,000
Braskem S.A.,
Note (Brazil) (S)                                      11.750      01-22-14      BB-              400         466,000

Diversified Banks 3.14%                                                                                       765,301
Corporacion Andina de Fomento,
Note (Supranational)                                    5.200      05-21-13      A                400         405,563
Sumitomo Mitsui Banking Corp.,
(New York Branch),
Sub Note Tier II (Japan)                                8.000      06-15-12      BBB+             300         359,738

Diversified Chemicals 1.25%                                                                                   304,500
Nova Chemicals Corp.,
Sr Note (Canada)                                        7.000      05-15-06      BB+              300         304,500

Diversified Commercial Services 1.50%                                                                         366,740
Noble Group Ltd.,
Sr Note (Bermuda) (S)                                   6.625      03-17-15      BB+              400         366,740

Diversified Financial Services (Other) 1.18%                                                                  287,455
Glencore Funding LLC,
Gtd Note (S)                                            6.000      04-15-14      BBB-             300         287,455

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                     Interest      Maturity      Credit     Par value
Issuer, description                                      rate      date          rating (A)     (000)           Value
Electric Utilities 7.78%                                                                                   $1,899,307
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                 8.625%     04-30-13      BBB-            $332         369,117
Empresa Nacional de Electricidad S.A.,
Bond (Chile)                                            7.875      02-01-27      BBB-             500         539,728
Midland Funding Corp. II,
Lease Oblig Bond Ser A                                 11.750      07-23-05      BB-               68          69,462
MSW Energy Holdings LLC/MSW Energy
Finance Co., Inc.,
Sr Sec Note Ser B                                       8.500      09-01-10      BB               300         310,500
Sr Sec Note Ser B                                       7.375      09-01-10      BB-              300         301,500
PSE&G Energy Holdings LLC,
Sr Note                                                 7.750      04-16-07      BB-              300         309,000

Environmental Services 1.73%                                                                                  420,975
Allied Waste North America, Inc.,
Sr Note Ser B                                           9.250      09-01-12      BB-               93          99,975
Casella Waste Systems, Inc.,
Sr Sub Note                                             9.750      02-01-13      B                300         321,000

Food Retail 1.53%                                                                                             372,285
Del Monte Corp.,
Sr Sub Note                                             8.625      12-15-12      B                237         258,330
Dole Food Co., Inc.,
Sr Note                                                 8.875      03-15-11      B+               107         113,955

Foreign Government 9.35%                                                                                    2,282,422
Brazil, Federal Republic of,
Global Bond (Brazil)                                   10.250      01-11-06      BB-              500         517,500
Colombia, Republic of,
Bond (Colombia)                                         9.750      04-09-11      BB+              737         830,997
Mexican States, United,
Global Med Term Note (Mexico)                           8.375      01-14-11      BBB              150         174,975
Panama, Republic of,
Note (Panama)                                           7.250      03-15-15      BB               400         427,000
Peru, Republic of,
Bond (Peru)                                             9.125      01-15-08      BB               300         331,950

Hotels, Resorts & Cruise Lines 1.38%                                                                          335,625
Starwood Hotels and Resorts
Worldwide, Inc.,
Sr Note                                                 7.875      05-01-12      BB+              300         335,625

Industrial Machinery 1.70%                                                                                    414,000
Manitowoc Co., Inc.,
Sr Note                                                 7.125      11-01-13      B+               400         414,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                     Interest      Maturity      Credit     Par value
Issuer, description                                      rate      date          rating (A)     (000)           Value
Integrated Oil & Gas 1.81%                                                                                   $441,150
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                       8.500%     02-15-08      BBB             $300         329,100
Gtd Note (Mexico)                                       7.375      12-15-14      BBB              100         112,050

Leisure Facilities 1.30%                                                                                      318,000
Cinemark USA, Inc.,
Sr Sub Note                                             9.000      02-01-13      B-               300         318,000

Leisure Products 1.70%                                                                                        415,000
Gaylord Entertainment Co.,
Sr Note                                                 8.000      11-15-13      B-               400         415,000

Metal & Glass Containers 3.19%                                                                                778,750
BWAY Corp.,
Gtd Sr Sub Note                                        10.000      10-15-10      B-               300         306,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note                                             8.250      05-15-13      B                300         324,000
Gtd Sr Sec Note                                         8.875      02-15-09      BB-              140         148,750

Multi-Utilities & Unregulated Power 0.41%                                                                      99,324
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                       7.840      05-30-10      BB+               45          47,144
Sr Sec Note Ser F                                       7.475      11-30-18      BB+               48          52,180

Oil & Gas Drilling 0.63%                                                                                      152,625
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                               10.250      06-01-08      CCC              150         152,625

Oil & Gas Exploration & Production 2.77%                                                                      675,870
Chesapeake Energy Corp.,
Sr Note                                                 7.750      01-15-15      BB-              300         324,750
Sr Note                                                 6.875      01-15-16      BB-              336         351,120

Paper Packaging 2.07%                                                                                         505,750
Stone Container Corp.,
Sr Note                                                 9.250      02-01-08      B                200         206,500
Sr Note                                                 8.375      07-01-12      B                300         299,250

Paper Products 2.54%                                                                                          620,625
Longview Fibre Co.,
Sr Sub Note                                            10.000      01-15-09      B+               125         131,875
MDP Acquisitions Plc,
Sr Note (Ireland)                                       9.625      10-01-12      B-               500         488,750

Real Estate Investment Trusts 1.64%                                                                           399,000
Omega Healthcare Investors, Inc.,
Sr Note                                                 7.000      04-01-14      BB-              400         399,000

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                     Interest      Maturity      Credit     Par value
Issuer, description                                      rate      date          rating (A)     (000)           Value
Regional Banks 0.73%                                                                                         $178,664
Colonial Bank,
Sub Note                                                9.375%     06-01-11      BBB-            $150         178,664

Technology Distributors 1.32%                                                                                 323,250
Synagro Technologies, Inc.,
Sr Sub Note                                             9.500      04-01-09      B                300         323,250

Tobacco 1.50%                                                                                                 366,625
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                 10.625      09-01-08      B                350         366,625

Wireless Telecommunication Service 2.97%                                                                     724,445
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)                                   14.250      12-01-06      C                250          80,000
Nextel Communications, Inc.,
Sr Note                                                 7.375      08-01-15      BB               400         432,500
Nextel Partners, Inc.,
Sr Note                                                12.500      11-15-09      B-               194         211,945


                                                               Interest          Credit     Par value
Issuer, description, maturity date                                 rate          rating (A)     (000)           Value
Short-term investments 14.75%                                                                              $3,600,000
(Cost $3,600,000)

Government U.S. Agency 14.75%                                                                               3,600,000
Federal Home Loan Bank,
Disc Note 6-1-05                                                   Zero          AAA           $3,600       3,600,000

Total investments 98.22%                                                                                  $23,966,256

Other assets and liabilities, net 1.78%                                                                      $434,942

Total net assets 100.00%                                                                                  $24,401,198


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,316,577 or 13.59% of the Fund's net assets as of May 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $23,157,323)                          $23,966,256
Cash                                                                  355,078
Receivable for shares sold                                                315
Interest receivable                                                   429,453
Receivable from affiliates                                             13,082
Other assets                                                            9,411

Total assets                                                       24,773,595

Liabilities
Payable for shares repurchased                                          6,836
Payable for securities purchased                                      273,941
Dividends payable                                                      19,533
Payable to affiliates
Management fees                                                        13,900
Distribution and service fees                                           3,121
Other                                                                     534
Other payables and accrued expenses                                    54,532

Total liabilities                                                     372,397

Net assets
Capital paid-in                                                    23,543,336
Accumulated net realized gain on investments                           55,162
Net unrealized appreciation of investments                            808,933
Distributions in excess of net investment income                       (6,233)

Net assets                                                        $24,401,198

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($11,459,068 [DIV] 1,154,061 shares)                            $9.93
Class B ($8,850,965 [DIV] 891,397 shares)                               $9.93
Class C ($3,913,019 [DIV] 394,073 shares)                               $9.93
Class I ($178,146 [DIV] 17,941 shares)                                  $9.93

Maximum offering price per share
Class A 1 ($9.93 [DIV] 95.5%)                                          $10.40

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $2,023,385

Total investment income                                             2,023,385

Expenses
Investment management fees                                            185,418
Class A distribution and service fees                                  43,726
Class B distribution and service fees                                  95,748
Class C distribution and service fees                                  42,355
Class A, B and C transfer agent fees                                   39,572
Class I transfer agent fees                                                70
Registration and filing fees                                           54,925
Professional fees                                                      33,693
Custodian fees                                                         32,202
Printing                                                               31,000
Miscellaneous                                                           8,338
Accounting and legal services fees                                      6,849
Trustees' fees                                                            899
Interest                                                                  670

Total expenses                                                        575,465
Less expense reductions                                              (105,610)

Net expenses                                                          469,855

Net investment income                                               1,553,530

Realized and unrealized gain

Net realized gain on investments                                       92,102
Change in net unrealized appreciation
(depreciation) of investments                                         558,543

Net realized and unrealized gain                                      650,645

Increase in net assets from operations                             $2,204,175

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                         Year          Year
                                                        ended         ended
                                                      5-31-04       5-31-05
Increase (decrease) in net assets
From operations

Net investment income                              $1,877,167    $1,553,530
Net realized gain                                     914,798        92,102
Change in net unrealized
appreciation (depreciation)                        (1,097,679)      558,543

Increase in net assets resulting
from operations                                     1,694,286     2,204,175

Distributions to shareholders
From net investment income
Class A                                            (1,053,462)     (870,811)
Class B                                              (627,202)     (508,838)
Class C                                              (237,039)     (224,813)
Class I                                                (7,040)       (8,964)
                                                   (1,924,743)   (1,613,426)
From Fund share transactions                         (110,779)   (5,429,709)

Net assets
Beginning of period                                29,581,394    29,240,158

End of period 1                                   $29,240,158   $24,401,198


1 Includes distributions in excess of net investment income of $6,671 and $6,233, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           5-31-01 1   5-31-02     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84       $9.76
Net investment income 2                                   0.15        0.81        0.69        0.65        0.58
Net realized and unrealized
gain (loss) on investments                               (0.07)      (0.27)       0.28       (0.06)       0.19
Total from
investment operations                                     0.08        0.54        0.97        0.59        0.77
Less distributions
From net investment income                               (0.14)      (0.86)      (0.75)      (0.67)      (0.60)
Net asset value, end of period                           $9.94       $9.62       $9.84       $9.76       $9.93
Total return 3,4 (%)                                      0.89 5      5.63       10.88        6.02        8.04

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $10         $12         $16         $15         $11
Ratio of expenses
to average net assets (%)                                 1.25 6      1.24        1.31        1.31        1.31
Ratio of adjusted expenses
to average net assets 7 (%)                               2.42 6      2.77        1.73        1.56        1.68
Ratio of net investment income
to average net assets (%)                                 5.93 6      8.24        7.36        6.50        5.76
Portfolio turnover (%)                                      13         113          97          73          25

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                           5-31-01 1   5-31-02     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84       $9.76
Net investment income 2                                   0.13        0.75        0.61        0.58        0.51
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.30       (0.06)       0.19
Total from
investment operations                                     0.07        0.48        0.91        0.52        0.70
Less distributions
From net investment income                               (0.13)      (0.80)      (0.69)      (0.60)      (0.53)
Net asset value, end of period                           $9.94       $9.62       $9.84       $9.76       $9.93
Total return 3,4 (%)                                      0.71 5      4.99       10.11        5.28        7.29

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8        $3         $10         $10          $9
Ratio of expenses
to average net assets (%)                                 1.95 6      1.90        2.01        2.01        2.01
Ratio of adjusted expenses
to average net assets 7 (%)                               3.12 6      3.43        2.43        2.26        2.38
Ratio of net investment income
to average net assets (%)                                 5.22 6      7.58        6.53        5.81        5.11
Portfolio turnover (%)                                      13         113          97          73          25

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                           5-31-01 1   5-31-02     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84       $9.76
Net investment income 2                                   0.13        0.75        0.61        0.58        0.51
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.30       (0.06)       0.19
Total from
investment operations                                     0.07        0.48        0.91        0.52        0.70
Less distributions
From net investment income                               (0.13)      (0.80)      (0.69)      (0.60)      (0.53)
Net asset value, end of period                           $9.94       $9.62       $9.84       $9.76       $9.93
Total return 3,4 (%)                                      0.71 5      4.99       10.11        5.28        7.29

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8        $2          $3          $4          $4
Ratio of expenses
to average net assets (%)                                 1.95 6      1.90        2.01        2.01        2.01
Ratio of adjusted expenses
to average net assets 7 (%)                               3.12 6      3.43        2.43        2.26        2.38
Ratio of net investment income
to average net assets (%)                                 5.22 6      7.58        6.55        5.79        5.11
Portfolio turnover (%)                                      13         113          97          73          25

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES


Period ended                                           5-31-01 1   5-31-02     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.94       $9.62       $9.84       $9.76
Net investment income 2                                   0.15        0.83        0.72        0.69        0.62
Net realized and unrealized
gain (loss) on investments                               (0.06)      (0.27)       0.28       (0.07)       0.19
Total from
investment operations                                     0.09        0.56        1.00        0.62        0.81
Less distributions
From net investment income                               (0.15)      (0.88)      (0.78)      (0.70)      (0.64)
Net asset value, end of period                           $9.94       $9.62       $9.84       $9.76       $9.93
Total return 3,4 (%)                                      0.96 5      5.89       11.24        6.40        8.43

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 8        -- 8        -- 8       -- 8         -- 8
Ratio of expenses
to average net assets (%)                                 0.95 6      0.98        0.98        0.95        0.95
Ratio of adjusted expenses
to average net assets 7 (%)                               2.12 6      2.51        1.40        1.17        1.29
Ratio of net investment income
to average net assets (%)                                 6.23 6      8.49        7.73        6.87        6.20
Portfolio turnover (%)                                      13         113          97          73          25

1 Class A, Class B, Class C and Class I shares began operations on 3-1-01.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock High Income Fund (the "Fund") is a diversified series of John Hancock Strategic Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high level of current income. The Fund will seek to achieve this objective by investing primarily in debt securities.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturing within 60 days or less, may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distrib ution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $1,924,743. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $1,613,426. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2005, the components of distributable earnings on a tax basis were $68,638 of distributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $1,000,000,000 of the Fund's average daily net asset value, (b) 0.60% of the next $3,000,000,000 and (c) 0.55% of Fund's average daily net asset value in excess of $4,000,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding the transfer agent fee and distribution and service fees, to 0.90% of the Fund's average daily net asset value on annual basis, at least until September 30, 2005. Accordingly, the expense reductions related to the total expense limitation amounted to $97,262 for the year ended May 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. Dur ing the year ended May 31, 2005, JH Funds received net up-front sales charges of $45,288 with regard to sales of Class A shares. Of this amount, $5,627 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $37,028 was paid as sales commissions to unrelated broker-dealers and $2,633 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $899 with regard to sales of Class C shares. Of this amount, $864 was paid as sales commissions to unrelated broker-dealers and $35 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2005, CDSCs received by JH Funds amounted to $32,966 for Class B shares and $1,535 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to limit Class A, Class B and Class C shares' transfer agent fee to 0.11% of each class's average daily net asset value at least until September 30, 2005. Accordingly, the expense reductions related to the transfer agent fee limitation amounted to $8,348 for the year ended May 31, 2005. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $6,849. The Fund also paid the Adviser the amount of $1,088 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 475,929 of Class A, 10,000 of Class B, 10,000 of Class C and 10,000 Class I shares of beneficial interest of the Fund on May 31, 2005.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share
transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04            Year ended 5-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                         722,373      $7,181,166       403,289      $4,032,484
Distributions reinvested      23,082         231,223        22,175         221,904
Repurchased                 (854,521)     (8,507,479)     (836,910)     (8,413,815)
Net decrease                (109,066)    ($1,095,090)     (411,446)    ($4,159,427)

Class B shares
Sold                         453,367      $4,537,448       189,681      $1,906,557
Distributions reinvested      37,467         375,420        28,502         284,953
Repurchased                 (485,387)     (4,866,196)     (339,615)     (3,402,287)
Net increase (decrease)        5,447         $46,672      (121,432)    ($1,210,777)

Class C shares
Sold                         205,622      $2,053,337        88,130        $883,319
Distributions reinvested      10,841         108,534         8,862          88,651
Repurchased                 (122,231)     (1,224,232)     (111,141)     (1,112,121)
Net increase (decrease)       94,232        $937,639       (14,149)      ($140,151)

Class I shares
Sold                              --              --         7,706         $78,292
Distributions reinvested          --              --           242           2,429
Repurchased                       --              --            (7)            (75)
Net increase                      --              --         7,941         $80,646

Net decrease                  (9,387)      ($110,779)     (539,086)    ($5,429,709)


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2005, aggregated $6,050,967 and $11,436,868, respectively.

The cost of investments owned on May 31, 2005, including short-term investments, for federal income tax purposes, was $23,221,015. Gross unrealized appreciation and depreciation of investments aggregated $1,089,650 and $344,409, respectively, resulting in net unrealized appreciation of $745,241. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on amortization of premium on debt securities.

Note E
Reclassification
of accounts

During the year ended May 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $20,348, a decrease in distributions in excess of net investment income of $60,334 and a decrease in capital paid-in of $39,986. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and amortization of premium. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 1,879,393 shares of beneficial interest were voted at the meeting.

Shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                 WITHHELD
                                  FOR           AUTHORITY
---------------------------------------------------------
James F. Carlin                   1,866,676        12,717
Richard P. Chapman, Jr.           1,870,155         9,238
William H. Cunningham             1,867,048        12,345
Ronald R. Dion                    1,866,676        12,717
Charles L. Ladner                 1,869,783         9,610
Dr. John A. Moore                 1,867,048        12,345
Patti McGill Peterson             1,867,048        12,345
Steven R. Pruchansky              1,866,676        12,717
James A. Shepherdson*             1,866,676        12,717

* Mr. James A. Shepherdson resigned effective July 15, 2005.

AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock High Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Income Fund (the "Fund") at May 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             2004                51
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 2005                51
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2001                51
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           2005                51
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


30


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               2005                51
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  2005                51
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College; Director, Boston Municipal Research Bureau; Member
of the Advisory Board, Carroll Graduate School of Management at
Boston College.

John A. Moore, 2 Born: 1939                                                                 2001                51
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2001                51
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            2005                51
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).


31



Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC. ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; Director, Chairman and
President, NM Capital Management, Inc. (NM Capital); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); Executive
Vice President, John Hancock Funds, LLC (until 2005).

William H. King, Born: 1952                                                                                     2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site   On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy    www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet       www.jhfunds.com
               Mail  Regular mail:                 Express mail:
               John Hancock                        John Hancock
               Signature Services, Inc.            Signature Services, Inc.
               1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
               Boston, MA 02217-1000               529 Main Street
                                                   Charlestown, MA 02129

Phone          Customer service representatives    1-800-225-5291
               24-hour automated information       1-800-338-8080
               TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

Now available: electronic delivery
www.jhfunds.com/edelivery

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of
the shareholders of John Hancock
High Income Fund.


7200A  5/05
       7/05

JOHN HANCOCK
Strategic Income Fund

5.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 19

Trustees & officers
page 38

For more information
page 41


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks high
current income by
normally investing
primarily in foreign
government and
corporate debt
securities from
developed and
emerging markets,
U.S. government
and agency securi-
ties and U.S. high
yield bonds.

Over the last twelve months

* Despite uncertainty about the economy, inflation and interest rates, global bonds turned in solid gains.

* The declining U.S. dollar during most of the period boosted the returns for un-hedged, non-dollar-denominated foreign government bonds.

* The Fund benefited from its large stake in foreign government bonds and its underweighting in U.S. government and high yield corporate securities.

[Bar chart with heading "John Hancock Strategic Income Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2005." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The first bar represents the 10.58% total return for Class A shares. The second bar represents the 9.81% total return for Class B shares. The third bar represents the 9.81% total return for Class C shares. The fourth bar represents the 11.00% total return for Class I shares and the fifth bar represents the 10.36% total return for Class R shares. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 issuers

17%   Government of Canada
10%   United States Treasury
 5%   Buoni Poliennali Del Tes (Italy)
 4%   Bonos Y Oblig Del Estado (Spain)
 4%   Government of Australia
 4%   Government of Norway
 3%   Government of Japan
 3%   Republic of Colombia
 3%   Federative Republic of Brazil
 3%   Federal Home Loan Mortgage

As a percentage of net assets on May 31, 2005.

BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Strategic Income Fund

Despite growing investor uncertainty over the strength of the global economy, the pace of inflation and the direction of interest rates, global bonds overall turned in solid returns during the 12 months ended May 31, 2005. Among the best performers were non-dollar-denominated foreign government bonds, including those issued by Canada, many Western European countries and Australia. They were buoyed by a reasonably favorable sovereign interest rate backdrop and the decline in the value of the U.S. dollar relative to most other currencies throughout much of the period. High-yielding bonds issued by emerging markets -- particularly in Latin America -- also posted strong returns, buoyed by rising commodity prices, strong global economic growth and a long period of low interest rates that fanned investor demand for higher-yielding securities. Additionally, fiscal and political conditions in many emerging countries were viewed as turning more positive, which bondholders viewed favorably. High yield bonds issued by corporations extended their multi-year rally during the period, although that rally started to exhibit some signs of aging in the final weeks of the period. A combination of growing confidence about the economy's health, still-low interest rates and improving corporate balance sheets fueled strong demand and pricing for high yield bonds from June 2004 to the beginning of 2005. But in the first five months of 2005, high yield bonds have met with more resistance as investors became increasingly concerned about high yield bond valuations and the impact of potentially slower U.S. economic growth.

"...global bonds overall turned in
 solid returns during the 12
 months ended May 31, 2005."

Fund performance

For the 12 months ended May 31, 2005, John Hancock Strategic Income Fund's Class A, Class B, Class C, Class I and Class R shares posted total returns of 10.58%, 9.81%, 9.81%, 11.00% and 10.36%, respectively, at net asset value. Those returns compared with the 9.81% return of the average multi-sector income fund, according to Lipper, Inc. 1 In the same period, the Merrill Lynch

AAA U.S. Treasury/Agency Master Index returned 6.53%, the Merrill Lynch High Yield Master II Index returned 10.20% and the Citigroup World Government Bond Index returned 8.79%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

[Photos of Fred Cavanaugh and Dan Janis flush right next to first paragraph.]

Fund performance explained

We believe that the primary factor driving the Fund's performance relative to our Lipper peer group average was sector allocation, a factor which also helps to explain our performance relative to the various benchmark indexes listed above. We suspect that our biggest edge came from our decision to maintain a comparatively large stake in non-dollar, un-hedged high-quality foreign government bonds, which generally beat out high yield and U.S. Treasury securities during the last 12 months. Topping our best foreign government performers was our stake in Canadian government bonds. They rallied as interest rates in that country rose less than those in the United States and the Canadian dollar strengthened relative to the U.S. dollar.

Fund performance also benefited from our decisions to favor some Western European government bonds and keep our currency exposure there un-hedged throughout the first half of the period. That positioning aided the Fund's performance as interest rates on the European continent remained stable and the Euro strengthened relative to the U.S. dollar. More recently, our decision to hedge our currency exposure in Western Europe generally worked in our favor. The dollar gained ground on the Euro in the final weeks of the period in response to reports indicating stronger-than-expected jobs and retail sales and news that the U.S. trade deficit shrank a bit in March.

"We believe that the primary factor
 driving the Fund's performance
 relative to our Lipper peer group
 average was sector allocation ..."

Our emerging-market government holdings -- particularly those from Mexico and Brazil -- were among our best-performing holdings for the year. Mexican high yield bonds were lifted by the decision of various credit-rating agencies to upgrade the country's debt to investment grade following improvements in the country's economic picture, low inflation and better debt management. Our holdings in the government debt of Brazil, South America's largest country, also performed quite well as the outlook for its bonds was upgraded in recognition of the country's tighter fiscal policy, current-account surplus and accelerating economy. Finally, our decision to maintain a relatively light position in U.S. government securities also benefited the Fund's performance because their gains lagged most foreign government and high yield corporate bonds. Given their strong returns of late, we've recently scaled back our long-maturity holdings in emerging markets.

[Table at top left-hand side of page entitled "Quality distribution 2." The first listing is AAA-54%, the second is AA-10%, the third is BBB-4%, the fourth is BB-13%, the fifth is B-8% and the sixth is CCC-1%.]

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into five sections (from top to left): Foreign government bonds 60%, Corporate bonds 15%, U.S. government & agency securities 15%, Short-term investments & other 9% and Common stocks 1%.]

We also continued to maintain a relatively small exposure to high yield corporate bonds because we remained concerned about their very high valuations. Although our emphasis on higher-quality securities hurt us throughout much of the past year because lower-quality securities performed best, we remained committed to that approach because of valuation and credit-quality concerns. Among our high-yield corporate bond holdings, Empresa Nacional de Electricidad, owner of the largest privately owned electricity generation in Chile, moved higher because restrictions in natural gas from Argentina drove electricity prices up, including the hydroelectric power generated by Empresa Nacional. On the flip side, Allied Waste was our biggest disappointment. It was hurt by the combination of rising fuel costs and an extremely competitive pricing environment.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Canadian government bonds followed by an up arrow with the phrase "Stable Canadian interest rates + falling U.S. dollar boost prices for U.S. Investors." The second listing is European bonds followed by an up arrow with the phrase "Weak economic growth across the continent keeps interest rates low." The third listing is Allied Waste followed by a down arrow with the phrase "Rising fuel costs and competitive pricing environment hurt company."]

Outlook

We expect that bonds denominated in a currency other than the U.S. dollar will continue to play a predominant role in our strategy over the foreseeable future. The dollar's recent rally notwithstanding, we remain convinced that the American trade and current-account deficits will continue to hurt the currency, and that the dollar still remains in the midst of a long-term decline. In our view, the twin deficits will likely force the Federal Reserve to continue to raise U.S. interest rates in order to continue to attract large amounts of the world's foreign capital as our chief funding source. Given that backdrop, we believe that U.S. government bonds presently offer far more downside risk than upside reward, so we're likely to keep our exposure there limited. We also believe that U.S. economic growth will be a bit weaker than 2004 levels and won't support the current near historically tight spreads and high valuations of high yield bonds. At a yield spread of four percentage points over treasuries, the high-yield corporate market holds little appeal, especially given our outlook for weaker economic conditions.

"We expect that bonds denominated
 in a currency other than the U.S.
 dollar will continue to play a
 predominant role in our strategy
 over the foreseeable future."

[Table at bottom right-hand side of page entitled "Top 10 countries 2." The first listing is United States - 33%, the second is Canada - 20%, the third is Italy - 5%, the fourth is Japan - 5%, the fifth is Spain - 5%, the sixth is Norway - 4%, the seventh is Australia - 4%, the eighth is Germany - 3%, the ninth is Columbia - 3% and the ninth is New Zealand - 3%.]

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in high yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on May 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
May 31, 2005

                 Class A      Class B      Class C      Class I 1     Class R 1
Inception date   8-18-86      10-4-93       5-1-98       9-4-01       8-5-03


Average annual returns with maximum sales charge (POP)
One year            5.53%        4.81%        8.81%       11.00%       10.36%
Five years          6.62         6.56         6.86           --           --
Ten years           7.43         7.33           --           --           --
Since inception       --           --         5.22         9.16         8.09


Cumulative total returns with maximum sales charge (POP)
One year            5.53         4.81         8.81        11.00        10.36
Five years         37.78        37.37        39.35           --           --
Ten years         104.79       102.91           --           --           --
Since inception       --           --        43.40        38.73        15.23


SEC 30-day yield as of May 31, 2005
                    3.54         3.01         3.01         4.00         3.54

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in three separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are five lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Strategic Income Fund, before sales charge, and is equal to $21,453 as of May 31, 2005. The second line represents the same hypothetical $10,000 investment made in the John Hancock Strategic Income Fund, after sales charge, and is equal to $20,479 as of May 31, 2005. The third line represents the Merrill Lynch High Yield Master II Index and is equal to $19,589 as of May 31, 2005. The fourth line represents the Merrill Lynch AAA U.S. Treasury/Agency Master Index and is equal to $18,999 as of May 31, 2005. The fifth line represents the Citigroup World Government Bond Index and is equal to $17,345 as of May 31, 2005.]

                               Class B 1    Class C 1    Class I 2    Class R 2
Period beginning               5-31-95       5-1-98       9-4-01       8-5-03
Strategic Income Fund          $20,291      $14,340      $13,873      $11,523
Index 1                         18,999       15,408       12,299       10,910
Index 2                         19,589       13,986       13,636       12,207
Index 3                         17,345       15,873       14,490       11,765

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of May 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch AAA U.S. Treasury/Agency Master Index -- Index 1 -- is an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Merrill Lynch High Yield Master II Index -- Index 2 -- is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Citigroup World Government Bond Index -- Index 3 -- is an unmanaged index of bonds issued by governments in the U.S., Europe and Asia.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 11-30-04         on 5-31-05          ended 5-31-05 1

Class A              $1,002.40                  $4.51
Class B                 999.00                   7.90
Class C                 999.00                   7.90
Class I               1,004.20                   2.71
Class R               1,001.70                   5.20

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 11-30-04         on 5-31-05          ended 5-31-05 1

Class A              $1,020.40                  $4.55
Class B               1,017.00                   7.97
Class C               1,017.00                   7.97
Class I               1,022.20                   2.73
Class R               1,019.70                   5.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.59%, 1.59%, 0.54% and 1.05% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2005

This schedule is divided into six main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities, warrants and short-term investments. Bonds, common stocks, preferred stocks, U.S. government and agencies securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                    Interest      Maturity       Credit     Par value
Issuer, description                                     rate      date           rating (A)     (000)           Value
Bonds 74.20%                                                                                           $1,121,429,838
(Cost $980,150,900)

Airlines 0.00%                                                                                                  7,500
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 (B)(H)(S)                10.910%     08-15-14       D             $1,500           7,500

Aluminum 0.06%                                                                                                980,000
Novelis, Inc.,
Sr Note (Canada) (S)(L)                                7.250      02-15-15       B              1,000         980,000

Broadcasting & Cable TV 2.11%                                                                              31,859,540
Allbritton Communications Co.,
Sr Sub Note                                            7.750      12-15-12       B-             4,800       4,704,000
Callahan Nordhein-Westfallen GmbH,
Sr Note (Germany) (C)(G)(H)                           14.125      07-15-11       D              1,430         207,469
Charter Communications Holdings
LLC/Charter Communications Holdings
Capital Corp.,
Sr Note (L)                                           10.750      10-01-09       CCC-           3,600       2,790,000
CSC Holdings, Inc.,
Sr Sub Deb                                            10.500      05-15-16       B+             3,450       3,777,750
Innova S. de R.L.,
Note (Mexico)                                          9.375      09-19-13       B+             5,685       6,310,350
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)                               7.250      12-15-11       BB+            6,750       5,417,277
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note                                        8.000      03-15-12       B              4,625       4,798,437
XM Satellite Radio, Inc.,
Sr Sec Note                                           12.000      06-15-10       CCC+           3,449       3,854,257

Casinos & Gaming 2.95%                                                                                     44,500,812
Chukchansi Economic
Development Authority,
Sr Note (G)(S)                                        14.500      06-15-09       Caa1           4,875       5,947,500
Isle of Capri Casinos, Inc.,
Sr Sub Note (L)                                        9.000      03-15-12       B              4,500       4,860,000

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                    Interest      Maturity       Credit     Par value
Issuer, description                                     rate      date           rating (A)     (000)          Value
Casinos & Gaming (continued)
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note                                       11.875%     02-01-09       B             $4,550      $4,891,250
Mandalay Resort Group,
Sr Sub Note (L)                                        9.375      02-15-10       BB-            3,850       4,287,937
Mohegan Tribal Gaming Authority,
Sr Sub Note                                            8.000      04-01-12       B+             4,450       4,772,625
Sr Sub Note                                            7.125      08-15-14       B+               800         817,000
Sr Sub Note                                            6.375      07-15-09       B+             3,750       3,796,875
MTR Gaming Group, Inc.,
Sr Note Ser B                                          9.750      04-01-10       B+             3,150       3,417,750
Penn National Gaming, Inc.,
Sr Sub Note (S)                                        6.750      03-01-15       B              2,800       2,730,000
Seneca Gaming Corp.,
Sr Sec Note                                            7.250      05-01-12       BB-              500         505,000
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)                                  8.875      08-15-11       B              1,625       1,738,750
Waterford Gaming LLC,
Sr Note (S)                                            8.625      09-15-12       B+             6,325       6,736,125

Commodity Chemicals 0.45%                                                                                   6,814,500
Braskem S.A.,
Note (Brazil) (S)                                     11.750      01-22-14       BB-            2,800       3,262,000
Nova Chemicals Corp.,
Sr Note (Canada)                                       7.000      05-15-06       BB+            3,500       3,552,500

Diversified Banks 0.79%                                                                                    11,933,662
Corporacion Andina de Fomento,
Note (Venezuela)                                       5.200      05-21-13       A              2,600       2,636,163
Landwirtschaftliche Rentenbank,
Gtd Note (Japan) (D)                                   0.650      09-30-08       AAA          987,000       9,297,499

Electric Utilities 1.38%                                                                                   20,800,437
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                8.625      04-30-13       BBB-           3,818       4,244,841
Empresa Nacional de Electricidad S.A.,
Bond (Chile)                                           7.875      02-01-27       BBB-           4,500       4,857,552
Midland Funding Corp. II,
Deb Ser B                                             13.250      07-23-06       BB-            5,600       5,971,218
Lease Oblig Bond Ser A (L)                            11.750      07-23-05       BB-            1,462       1,476,076
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc.,
Sr Sec Note Ser B                                      7.375      09-01-10       BB-              950         954,750
PSE&G Energy Holdings LLC,
Note                                                   7.750      04-16-07       BB-            3,200       3,296,000

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                    Interest      Maturity       Credit     Par value
Issuer, description                                     rate      date           rating (A)     (000)          Value
Foreign Government 59.51%                                                                                $899,393,544
Australia, Government of,
Bond (Australia) (D)                                   7.500%     09-15-09       AAA          $71,245      58,807,650
Bonos Y Oblig Del Estado,
Bond (Spain) (C)                                       5.350      10-31-11       AAA           18,930      26,722,593
Bond (Spain) (C)                                       5.000      07-30-12       AAA           10,000      13,939,838
Bond (Spain) (C)                                       4.200      07-30-13       AAA           20,500      27,274,777
Brazil, Federative Republic of,
Bond (Germany) (D)                                     8.000      02-26-07       BB-            7,800       5,273,864
Bond (Brazil)                                          8.000      04-15-14       BB-           24,065      24,546,483
Bond (Germany) (D)                                     7.000      04-23-08       BB-           10,000       6,773,359
Bond (Japan) (D)                                       4.750      04-10-07       BB-        1,200,000      11,519,555
Bundesrepublik Deutschland,
Bond (Germany) (C)                                     5.000      07-04-12       AAA           16,800      23,374,101
Buoni Poliennali Del Tes,
Bond (Italy) (C)                                       6.750      02-01-07       AA-            5,500       7,297,297
Bond (Italy) (C)                                       6.000      05-01-31       AA-           11,800      19,217,652
Bond (Italy) (C)                                       5.250      08-01-11       AA-           23,835      33,244,116
Bond (Italy) (C)                                       4.750      02-01-13       Aa2           14,250      19,500,894
Canada, Government of,
Bond (Canada) (D)                                      8.750      12-01-05       AAA           52,000      42,718,654
Bond (Canada) (D)                                      7.000      12-01-06       AAA           45,000      38,081,091
Bond (Canada) (D)                                      6.000      09-01-05       AAA           24,500      19,701,192
Bond (Canada) (D)                                      6.000      06-01-08       AAA           10,000       8,628,713
Bond (Canada) (D)                                      6.000      06-01-11       AAA           35,050      31,483,097
Bond (Canada) (D)                                      5.750      06-01-29       AAA           35,525      33,995,965
Bond (Canada) (D)                                      5.500      06-01-09       AAA           49,000      42,269,752
Bond (Canada) (D)                                      5.500      06-01-10       AAA           33,425      29,110,119
Bond (Canada) (D)                                      4.500      09-01-07       AAA           22,000      18,123,622
Chile, Republic of,
Bond (Chile) (L)                                       5.500      01-15-13       A              3,000       3,171,000
Colombia, Republic of,
Bond (Colombia)                                        9.750      04-09-11       BB+           18,308      20,643,088
Note (Colombia) (C)                                   11.500      05-31-11       BB             8,680      13,477,412
Note (Colombia) (C)                                   11.375      01-31-08       BB            10,800      15,609,627
Germany, Federal Republic of,
Bond (Germany) (C)                                     5.000      01-04-12       AAA            7,450      10,330,345
Ireland, Government of,
Bond (Ireland) (C)                                     5.000      04-18-13       AAA           13,500      18,927,547
Deb (Ireland) (C)                                      4.600      04-18-16       AAA            9,500      13,101,639
Japan, Government of,
Bond (Japan) (D)                                       0.100      10-20-05       AA-        5,590,000      51,883,810

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                    Interest      Maturity       Credit     Par value
Issuer, description                                     rate      date           rating (A)     (000)          Value
Foreign Government (continued)
Mexican States, United,
Bond (Mexico)                                         11.375%     09-15-16       BBB           $3,800      $5,671,500
Note (Mexico)                                          8.375      01-14-11       BBB            7,200       8,398,800
Note (Mexico) (C)                                      7.375      03-13-08       BBB            7,560      10,477,273
Note (Mexico)                                          6.375      01-16-13       BBB            8,650       9,255,500
New Zealand, Government of,
Bond (New Zealand) (D)                                 6.500      02-15-06       AAA           30,165      21,337,178
Norway, Government of,
Bond (Norway) (D)                                      6.750      01-15-07       AAA          136,800      22,760,072
Bond (Norway) (D)                                      6.000      05-16-11       AAA           44,000       7,853,881
Bond (Norway) (D)                                      5.000      05-15-15       AAA          158,000      27,417,696
Ontario, Province of,
Bond (New Zealand) (D)                                 5.750      03-03-08       AA            10,600       7,350,857
Deb (Canada) (D)                                       5.900      03-08-06       AA            13,750      11,226,837
Deb (Canada) (D)                                       5.000      03-08-14       AA            20,750      17,538,271
Panama, Republic of,
Note (Panama) (L)                                      7.250      03-15-15       BB             4,400       4,697,000
Peru, Republic of,
Bond (Peru)                                            9.875      02-06-15       BB             4,350       5,289,600
Bond (Peru)                                            9.125      01-15-08       BB             5,725       6,334,712
Philippines, Republic of,
Bond (Philippines)                                     9.375      01-18-17       BB-            7,000       7,542,500
Bond (Philippines) (C)                                 9.125      02-22-10       BB-            6,250       8,546,780
Bond (Japan) (D)                                       3.200      08-02-05       BB-          495,000       4,594,964
Venezuela, Republic of,
Note (Venezuela)                                       8.500      10-08-14       B              3,850       3,869,250
Sr Note (Venezuela) (C)                               11.000      03-05-08       B             14,500      20,482,021

Industrial Conglomerates 0.00%                                                                                      0
Centaur Mining & Exploration Ltd.,
Sr Note (B)(G)(H)                                     11.000      12-01-07       D              2,500               0

Industrial Machinery 0.18%                                                                                  2,691,000
Manitowoc Co., Inc.,
Sr Note                                                7.125      11-01-13       B+             2,600       2,691,000

Integrated Oil & Gas 1.08%                                                                                 16,261,837
Pemex Project Funding Master Trust,
Gtd Note                                               9.125      10-13-10       BBB            3,800       4,465,000
Gtd Note                                               8.500      02-15-08       BBB            7,000       7,679,000
Gtd Note (L)                                           7.375      12-15-14       BBB            3,675       4,117,837

Investment Banking & Brokerage 1.19%                                                                       17,954,073
General Electric Capital Corp.,
Global Medium-term Note Ser A
(New Zealand) (D)                                      6.625      02-04-10       AAA           25,300      17,954,073

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                    Interest      Maturity       Credit     Par value
Issuer, description                                     rate      date           rating (A)     (000)          Value
Metal & Glass Containers 0.70%                                                                            $10,596,000
BWAY Corp.,
Gtd Sr Sub Note                                       10.000%     10-15-10       B-            $2,125       2,167,500
Owens-Brockway Glass Container, Inc.,
Sr Note                                                8.250      05-15-13       B              3,200       3,456,000
Sr Sec Note                                            8.875      02-15-09       BB-            4,680       4,972,500

Multi-Utilities & Unregulated Power 0.12%                                                                   1,787,828
Salton Sea Funding Corp.,
Gtd Sr Sec Bond Ser F                                  7.475      11-30-18       BB+              868         939,235
Sr Sec Note Ser C                                      7.840      05-30-10       BB+              803         848,593

Oil & Gas Drilling 0.47%                                                                                    7,105,015
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                              10.250      06-01-08       CCC            5,400       5,494,500
Parker Drilling Co.,
Gtd Sr Note Ser B (L)                                 10.125      11-15-09       B-             1,532       1,610,515

Oil & Gas Exploration & Production 0.64%                                                                    9,729,695
Chesapeake Energy Corp.,
Sr Note                                                7.750      01-15-15       BB-            2,500       2,706,250
Sr Note                                                6.875      01-15-16       BB-            6,721       7,023,445

Paper Packaging 1.19%                                                                                      18,033,249
Kappa Beheer BV,
Gtd Sr Sub Note (Netherlands) (C)                     10.625      07-15-09       B              5,850       7,367,749
MDP Acquisitions Plc,
Sr Note (Ireland)                                      9.625      10-01-12       B-             4,300       4,203,250
Stone Container Corp.,
Sr Note                                                9.750      02-01-11       B              1,800       1,903,500
Sr Note                                                9.250      02-01-08       B              2,000       2,065,000
Sr Note (L)                                            8.375      07-01-12       B              2,500       2,493,750

Paper Products 0.15%                                                                                        2,241,875
Longview Fibre Co.,
Sr Sub Note                                           10.000      01-15-09       B+             2,125       2,241,875

Real Estate Investment Trusts 0.04%                                                                           598,500
OMEGA Healthcare Investors, Inc.,
Sr Note                                                7.000      04-01-14       BB-              600         598,500

Regional Banks 0.47%                                                                                        7,156,429
Colonial Bank,
Sub Note                                               9.375      06-01-11       BBB-           3,650       4,347,493
CSBI Capital Trust I,
Sub Cap Inc Ser A (B)(G)                              11.750      06-06-27       B-             2,340       2,808,936

Tobacco 0.32%                                                                                               4,870,875
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                10.625      09-01-08       B              4,650       4,870,875

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                    Interest      Maturity       Credit     Par value
Issuer, description                                     rate      date           rating (A)     (000)          Value
Wireless Telecommunication Services 0.40%                                                                  $6,113,467
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)(L)                               14.250%     12-01-06       C             $4,000       1,280,000
Nextel Communications, Inc.,
Sr Note                                                7.375      08-01-15       BB             2,600       2,811,250
Nextel Partners, Inc.,
Sr Note                                               12.500      11-15-09       B-             1,851       2,022,217


Issuer                                                                                         Shares           Value
Common stocks 1.23%                                                                                       $18,722,783
(Cost $24,973,157)

Diversified Commercial Services 0.00%                                                                           1,027
SpinCycle, Inc. (B)(I)                                                                            667           1,027

Food Retail 0.00%                                                                                              15,400
TLC Beatrice International Holdings, Inc. (B)(I)(K)                                            20,000          15,400

Gold 0.49%                                                                                                  7,448,000
Newmont Mining Corp.                                                                          200,000       7,448,000

Integrated Telecommunication Services 0.20%                                                                 3,037,545
Deutsche Telekom AG, American Depositary
Receipts (Germany)                                                                              8,253         153,918
Manitoba Telecom Services, Inc.                                                                   910          33,779
Versatel Telecom International N.V.
(Netherlands) (C)(I)                                                                        1,189,710       2,849,848

Precious Metals & Minerals 0.28%                                                                            4,287,000
Pan American Silver Corp. (Canada) (I)                                                        300,000       4,287,000

Wireless Telecommunication Services 0.26%                                                                   3,933,811
NII Holdings, Inc. (I)                                                                         54,786       3,265,246
USA Mobility, Inc. (I)                                                                         25,267         668,565


                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Preferred stocks 0.40%                                                                                     $5,988,700
(Cost $7,668,474)

Environmental Services 0.30%                                                                                4,531,000
Allied Waste Industries, Inc., 6.25%, Ser C, Conv                                B            100,000       4,531,000

Marine 0.00%                                                                                                        0
Pacific & Atlantic Holdings, Inc., 7.50% (B)(G)                                  CCC          100,913               0

See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value
Wireless Telecommunication Services 0.10%                                                                  $1,457,700
Rural Cellular Corp., 11.375% Ser B (I)                                          Ca             1,695       1,457,700


                                                    Interest      Maturity       Credit     Par value
Issuer, description                                     rate      date           rating (A)     (000)           Value

U.S. government and agencies securities 15.49%                                                           $234,024,494
(Cost $230,414,005)

Government U.S. 9.52%                                                                                     143,851,397
United States Treasury,
Bond (L)                                              10.750%     08-15-05       AAA          $43,600      44,299,998
Bond (L)                                               9.250      02-15-16       AAA           27,600      39,810,847
Bond (L)                                               8.125      08-15-19       AAA           17,225      24,233,422
Note (L)                                               6.125      08-15-07       AAA           23,600      24,852,830
Note (L)                                               5.000      08-15-11       AAA           10,000      10,654,300

Government U.S. Agency 5.97%                                                                               90,173,097
Federal Home Loan Bank,
Bond                                                   4.000      03-10-08       AAA           14,300      14,319,476
Bond                                                   3.200      11-29-06       AAA            7,625       7,568,293
Federal Home Loan Mortgage Corp.,
Note                                                   5.020      03-22-12       AAA           12,250      12,261,025
Note                                                   3.800      06-28-07       AAA           14,750      14,747,463
Note                                                   3.350      11-09-07       AAA           12,000      11,866,032
Federal National Mortgage Assn.,
Note (L)                                               3.250      06-28-06       AAA           19,940      19,833,760
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                    5.500      05-15-33       AAA            9,366       9,577,048


Issuer                                                                                         Shares           Value
Warrants 0.01%                                                                                                $83,534
(Cost $647,943)

Integrated Telecommunication Services 0.01%                                                                    83,534
COLT Telecom Plc (United Kingdom) (B)(I)(S)                                                     5,000          48,480
NTL, Inc.                                                                                      28,043          35,054

See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                                                                Interest    Par value
Issuer, description, maturity date                                              rate            (000)           Value
Short-term investments 6.36%                                                                              $96,087,000
(Cost $96,087,000)

Joint Repurchase Agreement 6.36%                                                                           96,087,000
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 05-31-05 due
06-01-05 (secured by U.S. Treasury Inflation Indexed
Bond 3.625% due 04-15-28 and U.S. Treasury
Inflation Indexed Note 2.000% due 01-15-14)                                     2.970%        $96,087      96,087,000

Total investments 97.69%                                                                               $1,476,336,349

Other assets and liabilities, net 2.31%                                                                   $34,946,484

Total net assets 100.00%
                                                                                                       $1,511,282,833

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:
                                                       Value as a
                                                       percentage
                             Acquisition  Acquisition   of Fund's   Value as of
  Issuer, description               date         cost  net assets  May 31, 2005
-------------------------------------------------------------------------------
TLC Beatrice International
Holdings, Inc., Common Stock    11-25-87      $54,400       0.00%       $15,400


(L) All or a portion of this security is on loan as of May 31, 2005.

See notes to
financial statements.

FINANCIAL STATEMENTS

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $28,827,321 or 1.91% of the Fund's net assets as of May 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar-denominated, unless indicated otherwise.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $1,339,941,479)
including $184,204,694 of securities loaned                    $1,476,336,349
Cash                                                                      142
Cash segregated for futures contracts                                 933,750
Receivable for shares sold                                          2,986,059
Receivable for forward foreign currency
exchange contracts                                                 10,499,679
Dividends and interest receivable                                  27,042,950
Other assets                                                           88,732

Total assets                                                    1,517,887,661

Liabilities
Payable for shares repurchased                                      2,721,351
Dividends payable                                                     886,123
Payable for futures variation margin                                  544,688
Payable for forward foreign currency
exchange contracts                                                  1,364,758
Payable to affiliates
Management fees                                                       470,829
Distribution and service fees                                         159,518
Other                                                                 197,729
Other payables and accrued expenses                                   259,832

Total liabilities                                                   6,604,828

Net assets
Capital paid-in                                                 1,549,798,537
Accumulated net realized loss on investments,
financial futures contracts, options written
and foreign currency transactions                                (168,628,325)
Net unrealized appreciation of investments,
financial futures contracts and translation of
assets and liabilities in foreign currencies                      142,619,956
Distributions in excess of net investment income                  (12,507,335)

Net assets                                                     $1,511,282,833

Net asset value per share
Based on net asset values and shares
outstanding -- the Fund has an unlimited
number of shares authorized with no par value
Class A ($764,126,573 [DIV] 109,384,667 shares)                         $6.99
Class B ($460,375,129 [DIV] 65,900,473 shares)                          $6.99
Class C ($282,353,084 [DIV] 40,420,612 shares)                          $6.99
Class I ($3,865,823 [DIV] 553,435 shares)                               $6.99
Class R ($562,224 [DIV] 80,465 shares)                                  $6.99

Maximum offering price per share
Class A 1 ($6.99 [DIV] 95.5%)                                           $7.32

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest (net of foreign withholding taxes of $675,916)           $79,544,234
Dividends (net of foreign withholding taxes of $1,075)                397,235
Securities lending                                                    354,371

Total investment income                                            80,295,840

Expenses
Investment management fees                                          5,324,476
Class A distribution and service fees                               2,119,373
Class B distribution and service fees                               5,017,735
Class C distribution and service fees                               2,805,647
Class R distribution and service fees                                     988
Class A, B and C transfer agent fees                                1,955,075
Class I transfer agent fees                                             1,227
Class R transfer agent fees                                               463
Custodian fees                                                        559,101
Accounting and legal services fees                                    354,717
Miscellaneous                                                         240,533
Printing                                                              188,314
Registration and filing fees                                          105,341
Professional fees                                                      91,162
Trustees' fees                                                         46,324
Interest                                                               33,318
Securities lending                                                     14,124

Total expenses                                                     18,857,918

Net investment income                                              61,437,922

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                        25,620,548
Financial futures contracts                                        (9,696,662)
Options written                                                       461,980
Foreign currency transactions                                      (5,109,543)

Change in net unrealized appreciation (depreciation) of
Investments                                                        62,200,731
Financial futures contracts                                        (1,877,857)
Translation of assets and liabilities in foreign currencies         8,632,789

Net realized and unrealized gain                                   80,231,986

Increase in net assets from operations                           $141,669,908

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                          Year            Year
                                                         ended           ended
                                                       5-31-04         5-31-05
Increase (decrease) in net assets
From operations

Net investment income                              $69,929,528     $61,437,922
Net realized gain                                   21,481,529      11,276,323
Change in net unrealized
appreciation (depreciation)                        (65,163,669)     68,955,663

Increase in net assets resulting
from operations                                     26,247,388     141,669,908

Distributions to shareholders
From net investment income
Class A                                            (35,993,149)    (36,326,230)
Class B                                            (29,443,583)    (22,320,832)
Class C                                            (13,850,832)    (12,470,127)
Class I                                                (14,108)       (135,215)
Class R 1                                               (4,472)        (11,963)
From net realized gain
Class A                                            (13,490,562)     (3,818,024)
Class B                                            (12,552,025)     (2,736,646)
Class C                                             (5,948,223)     (1,527,517)
Class I                                                   (227)        (14,927)
Class R 1                                               (2,283)         (1,289)
                                                  (111,299,464)    (79,362,770)
From Fund share transactions                        87,603,086     (16,821,971)

Net assets
Beginning of period                              1,463,246,656   1,465,797,666

End of period 2                                 $1,465,797,666  $1,511,282,833

1 Class R shares began operations on 8-5-03.

2 Includes distributions in excess of net investment income of $23,692,742 and $12,507,335, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           5-31-01     5-31-02 1   5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $6.97       $6.61       $6.49       $7.08       $6.69
Net investment income 2                                   0.57        0.46        0.38        0.35        0.31
Net realized and unrealized
gain (loss) on investments                               (0.36)      (0.07)       0.65       (0.19)       0.39
Total from
investment operations                                     0.21        0.39        1.03        0.16        0.70
Less distributions
From net investment income                               (0.56)      (0.46)      (0.44)      (0.40)      (0.36)
From net realized gain                                      --          --          --       (0.15)      (0.04)
From capital paid-in                                     (0.01)      (0.05)         --          --          --
                                                         (0.57)      (0.51)      (0.44)      (0.55)      (0.40)
Net asset value, end of period                           $6.61       $6.49       $7.08       $6.69       $6.99
Total return 3 (%)                                        3.15        6.22       16.50        2.23       10.58

Ratios and supplemental data
Net assets, end of period (in millions)                   $512        $508        $595        $657        $764
Ratio of expenses to average
net assets (%)                                            0.93        0.93        0.95        0.90        0.90
Ratio of net investment income
to average net assets (%)                                 8.40        7.06        5.82        5.10        4.48
Portfolio turnover (%)                                      48          69          71          42          29

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                           5-31-01     5-31-02 1   5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $6.97       $6.61       $6.49       $7.08       $6.69
Net investment income 2                                   0.52        0.42        0.34        0.31        0.26
Net realized and unrealized
gain (loss) on investments                               (0.35)      (0.08)       0.64       (0.20)       0.39
Total from investment operations                          0.17        0.34        0.98        0.11        0.65
Less distributions
From net investment income                               (0.52)      (0.42)      (0.39)      (0.35)      (0.31)
From net realized gain                                      --          --          --       (0.15)      (0.04)
From capital paid-in                                     (0.01)      (0.04)         --          --          --
                                                         (0.53)      (0.46)      (0.39)      (0.50)      (0.35)
Net asset value,
end of period                                            $6.61       $6.49       $7.08       $6.69       $6.99
Total return 3 (%)                                        2.44        5.49       15.69        1.52        9.81

Ratios and supplemental data
Net assets, end of period (in millions)                   $555        $556        $613        $529        $460
Ratio of expenses to average
net assets (%)                                            1.63        1.63        1.65        1.60        1.60
Ratio of net investment income
to average net assets (%)                                 7.69        6.36        5.13        4.41        3.79
Portfolio turnover (%)                                      48          69          71          42          29

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                           5-31-01     5-31-02 1   5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $6.97       $6.61       $6.49       $7.08       $6.69
Net investment income 2                                   0.52        0.42        0.33        0.31        0.26
Net realized and unrealized
gain (loss) on investments                               (0.35)      (0.08)       0.65       (0.20)       0.39
Total from
investment operations                                     0.17        0.34        0.98        0.11        0.65
Less distributions
From net investment income                               (0.52)      (0.42)      (0.39)      (0.35)      (0.31)
From net realized gain                                      --          --          --       (0.15)      (0.04)
From capital paid-in                                     (0.01)      (0.04)         --          --          --
                                                         (0.53)      (0.46)      (0.39)      (0.50)      (0.35)
Net asset value, end of period                           $6.61       $6.49       $7.08       $6.69       $6.99
Total return 3 (%)                                        2.43        5.49       15.69        1.52        9.81

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $69        $121        $256        $279        $282
Ratio of expenses
to average net assets (%)                                 1.63        1.64        1.65        1.60        1.60
Ratio of net investment income
to average net assets (%)                                 7.65        6.35        4.99        4.39        3.79
Portfolio turnover (%)                                      48          69          71          42          29

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES


Period ended                                           5-31-02 1,4     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $6.61           $6.49       $7.08       $6.69
Net investment income 2                                   0.35            0.50        0.34        0.33
Net realized and unrealized
gain (loss) on investments                               (0.08)           0.56       (0.17)       0.39
Total from
investment operations                                     0.27            1.06        0.17        0.72
Less distributions
From net investment income                               (0.36)          (0.47)      (0.41)      (0.38)
From net realized gain                                      --              --       (0.15)      (0.04)
From capital paid-in                                     (0.03)             --          --          --
                                                         (0.39)          (0.47)      (0.56)      (0.42)
Net asset value, end of period                           $6.49           $7.08       $6.69       $6.99
Total return 3 (%)                                        4.34 5         16.97        2.41       11.00

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 6            -- 6        $1          $4
Ratio of expenses
to average net assets (%)                                 0.60 7          0.55        0.48        0.53
Ratio of net investment income
to average net assets (%)                                 7.39 7          6.29        5.14        4.85
Portfolio turnover (%)                                      69              71          42          29

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS R SHARES

Period ended                                           5-31-04 4   5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $6.83       $6.69
Net investment income 2                                   0.26        0.29
Net realized and unrealized
gain on investments                                       0.05        0.39
Total from investment operations                          0.31        0.68
Less distributions
From net investment income                               (0.30)      (0.34)
From net realized gain                                   (0.15)      (0.04)
                                                         (0.45)      (0.38)
Net asset value, end of period                           $6.69       $6.99
Total return 3 (%)                                        4.42 5     10.36

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 6        $1
Ratio of expenses
to average net assets (%)                                 1.38 7      1.08
Ratio of net investment income
to average net assets (%)                                 4.66 7      4.29
Portfolio turnover (%)                                      42          29

1 As required, effective June 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 7.59%, 6.89%, 6.88% and 7.92% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Strategic Income Fund (the "Fund") is a diversified series of John Hancock Strategic Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securi ties and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S.

dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribu tion and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2005.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the

Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

The Fund had no outstanding options on May 31, 2005.

Written options for the year ended May 31, 2005, were as follows:

                                    NUMBER OF CONTRACTS      PREMIUMS RECEIVED
------------------------------------------------------------------------------
Outstanding, beginning of period                     --                     --
Options written                               1,660,000               $461,980
Options expired                              (1,660,000)              (461,980)

Outstanding, end of period                           --                     --


Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At May 31, 2005, the Fund loaned securities having a market value of $184,204,694 collateralized by securities in the amount of $188,506,255. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as

"variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On May 31, 2005, the Fund had deposited $933,750 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on May 31, 2005:

                            NUMBER OF
OPEN CONTRACTS              CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
----------------------------------------------------------------------------
U.S. 10-Year Treasury Note  1,245       Short      Sep 05         $2,434,165


Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unantici pated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on May 31, 2005:

                     PRINCIPAL AMOUNT       EXPIRATION       APPRECIATION
CURRENCY             COVERED BY CONTRACT    MONTH          (DEPRECIATION)
-------------------------------------------------------------------------
Buys
Euro                  24,400,000            July 2005         ($1,364,758)
Sells
Euro                 145,310,000            July 2005          $9,364,671
New Zealand Dollar    66,000,000            July 2005             799,938
New Zealand Dollar    82,900,000            August 2005           335,070

                                                              $10,499,679


Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the ap plicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable in come that is distributed to shareholders. Therefore, no federal income tax provision is re quired. For federal income tax purposes, the Fund has $158,888,741 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain dis tributions will be made. The loss carryforward expires as follows: May 31, 2006 -- $1,008,800, May 31, 2007 -- $1,503,470, May 31, 2008 -- $6,667,465, May 31, 2009 -- $19,893,294,
May 31, 2010 -- $54,670,046, May 31, 2011 -- $29,326,320, May 31, 2012
--$24,542,934 and May 31, 2013 -- $21,276,412.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is de clared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $111,299,464.
During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $79,362,770. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2005, the components of distributable earnings on a tax basis included $20,957,320 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d)
0.35% of the next $150,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $650,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Invest ment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as de fined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $1,985,297 with regard to sales of Class A shares. Of this amount, $225,558 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,376,181 was paid as sales commissions to unrelated broker-dealers and $383,558 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $18,648 with regard to sales of Class C shares. Of this amount, $18,169 was paid as sales commissions to unrelated broker-dealers and $479 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2005, CDSCs received by JH Funds amounted to $1,109,325 for

Class B shares and $40,489 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of Class R shares average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended May 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $354,717. The Fund also paid the Adviser the amount of $1,856 for certain publishing services, included in the printing fees and the amount of $7,625 for certain compliance costs, included in the miscellaneous expenses.

The Adviser owned 14,641 Class R shares of beneficial interest of the Fund on May 31, 2005.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04            Year ended 5-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                      34,078,911    $237,118,842    30,751,617    $215,004,547
Distributions reinvested   5,067,520      35,124,420     4,075,341      28,440,586
Repurchased              (24,917,402)   (172,866,006)  (23,708,482)   (164,432,180)
Net increase              14,229,029     $99,377,256    11,118,476     $79,012,953

Class B shares
Sold                      11,431,069     $79,585,808     6,732,935     $46,980,336
Distributions reinvested   3,899,485      27,049,416     2,280,159      15,894,275
Repurchased              (22,881,735)   (158,606,327)  (22,122,659)   (153,922,546)
Net decrease              (7,551,181)   ($51,971,103)  (13,109,565)   ($91,047,935)

Class C shares
Sold                      13,134,466     $91,778,947     6,857,938     $47,951,582
Distributions reinvested   1,860,198      12,904,017     1,321,941       9,216,126
Repurchased               (9,490,397)    (65,688,212)   (9,396,545)    (65,176,013)
Net increase (decrease)    5,504,267     $38,994,752    (1,216,666)    ($8,008,305)

Class I shares
Sold                         153,941      $1,067,422       536,281      $3,733,545
Distributions reinvested       1,928          13,132        17,912         126,023
Repurchased                       --              --      (158,140)     (1,077,441)
Net increase                 155,869      $1,080,554       396,053      $2,782,127

Class R shares 1
Sold                          17,826        $121,446        66,027        $463,323
Distributions reinvested          31             217         1,023           7,203
Repurchased                       (5)            (36)       (4,437)        (31,337)
Net increase                  17,852        $121,627        62,613        $439,189

Net increase (decrease)   12,355,836     $87,603,086    (2,749,089)   ($16,821,971)

1 Class R shares began operations on 8-5-03.


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2005, aggregated $368,286,554 and $419,628,847, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $41,378,383 and $70,109,484, respectively, during the year ended May 31, 2005.

The cost of investments owned on May 31, 2005, including short-term investments, for federal income tax purposes, was $1,370,232,062. Gross unrealized appreciation and depreciation of investments aggregated $139,040,676 and $32,936,389, respectively, resulting in net unrealized appreciation of $106,104,287. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums on debt securities and the realization for tax purposes of unrealized gains on certain foreign bonds and currency contracts.

Note E
Reclassification
of accounts

During the year ended May 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $16,894,213, a decrease in distributions in excess of net investment income of $21,011,852 and a decrease in capital paid-in of $4,117,639. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, amortization of premium and, certain foreign currency adjustments. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.


Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 179,745,429 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                   WITHHELD
                              FOR                 AUTHORITY
-----------------------------------------------------------
James F. Carlin               177,262,597         2,482,832
Richard P. Chapman, Jr.       177,333,789         2,411,640
William H. Cunningham         177,237,093         2,508,336
Ronald R. Dion                177,392,492         2,352,937
Charles L. Ladner             177,341,477         2,403,952
Dr. John A. Moore             177,385,292         2,360,137
Patti McGill Peterson         177,334,202         2,411,227
Steven R. Pruchansky          177,312,525         2,432,904
James A. Shepherdson*         177,391,511         2,353,918

* Mr. James A. Shepherdson resigned effective July 15, 2005.

AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Strategic Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Strategic Income Fund (the "Fund") at May 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2005.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2005, 0.09% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006 This will reflect the total of all distributions that are taxable for calendar year 2005.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             2004                51
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 2005                51
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       1986                51
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           2005                51
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


38


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               2005                51
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  2005                51
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College; Director, Boston Municipal Research Bureau; Member
of the Advisory Board, Carroll Graduate School of Management
at Boston College.

John A. Moore, 2 Born: 1939                                                                 1996                51
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         1996                51
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            2005                51
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).


39



Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC. ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; Director, Chairman and
President, NM Capital Management, Inc. (NM Capital); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); Executive
Vice President, John Hancock Funds, LLC (until 2005).

William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                          Express mail:
            John Hancock                           John Hancock
            Signature Services, Inc.               Signature Services, Inc.
            1 John Hancock Way, Suite 1000         Mutual Fund Image Operations
            Boston, MA 02217-1000                  529 Main Street
                                                   Charlestown, MA 02129

Phone       Customer service representatives       1-800-225-5291
            24-hour automated information          1-800-338-8080
            TDD line                               1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]


1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Strategic Income Fund.

9100A  5/05
       7/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, May 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $68,200 for the fiscal year ended May 31, 2004 (broken out as follows: John Hancock High Income Fund - $27,300 and John Hancock Strategic Income Fund
- $40,900) and $71,625 for the fiscal year ended May 31, 2005 (broken out as follows: John Hancock High Income Fund - $28,675 and John Hancock Strategic Income Fund - $42,950). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $6,750 for the fiscal year ended May 31, 2004 (broken out as follows: John Hancock High Income Fund - $4,200 and John Hancock Strategic Income Fund - $6,100) and $10,800 for the fiscal year ended May 31, 2005 (broken out as follows: John Hancock High Income Fund - $4,400 and John Hancock Strategic Income Fund - $6,400). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended May 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $41,688 for the fiscal year ended May 31, 2004, and $72,200 for the fiscal year ended May 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Charles L. Ladner - Chairman
Richard P. Chapman, Jr.
Dr. John A. Moore
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds
- Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(3) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /S/ William H. King
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005